Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Fair Value Measurements (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Fair Value Measurements

Fair Value Measurements

As defined in ASC 820 “Fair Value Measurements”, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. The Company classifies fair value balances based on the observability of those inputs. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy defined by ASC 820 are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, options and collars.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The Company's Level 1 assets and liabilities consist of cash, accounts receivable, accounts receivable - related party, inventories net, of any inventory allowance, prepaid expenses, other current assets, accounts payable and accrued liabilities, accounts payable - related party, short term debt, net of discounts, and unearned revenue. Pursuant to ASC 820, the fair value of these assets and liabilities is determined based on Level 1 inputs, which consist of quoted prices in active markets for identical assets. Level 2 assets and liabilities consist of a derivative liability arising from a convertible note payable. Pursuant to ASC 820, the fair value of this liability is determined based on Level 2 inputs, which consisted of a valuation by an accredited third party expert. We do not currently have any assets or liabilities which are classified under the criterion of Level 3.

Level components:	As of December 31, 2015	As of December 31, 2014
Cash	$148,769	$39,987
Accounts receivable	33,227	274,640
Accounts receivable - related party	18,000	3,600
Inventories, net of allowance	439,158	508,338
Prepaid expenses	5,953	16,000
Other current assets	-	652
Acc/payable and accrued liabilities	211,429	195,183
Accounts payable - related party	3,156	-
Short term debt, net of discounts	235,237	-
Unearned revenue	1,434	3,443
Level 1 total	$1,096,363	$1,041,843

Derivative liability	$11,807	$9,168
Level 2 total	$11,807	$9,168
	-	-
Level 3 total	$0	$0

It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from the financial instruments which it holds.